Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Allocation of net income (loss), as adjusted	$ (9,500,741)	$ (2,217,120)		$ (15,866,786)	$ (9,625,942)	$ (7,685,519)
Denominator
Basic and diluted weighted average shares outstanding	1,100	1,100
Basic and diluted net income (loss) per common stock	$ (8,637)	$ (2,016)
ZANITE ACQUISITION CORP [Member]
Numerator
Allocation of net income (loss), as adjusted	$ 5,396,780	$ 11,747,078	$ (16,662,667)	14,521,803
Common Class A [Member] | ZANITE ACQUISITION CORP [Member]
Numerator
Allocation of net income (loss), as adjusted	$ 4,317,424	$ 9,397,662	$ (10,335,410)	$ 11,617,442
Denominator
Basic and diluted weighted average shares outstanding	23,000,000	23,000,000	6,616,438	23,000,000
Basic and diluted net income (loss) per common stock	$ 0.19	$ 0.41	$ (1.56)	$ 0.51
Common Class B [Member] | ZANITE ACQUISITION CORP [Member]
Numerator
Allocation of net income (loss), as adjusted	$ 1,079,356	$ 2,349,416	$ (6,327,257)	$ 2,904,361
Denominator
Basic and diluted weighted average shares outstanding	5,750,000	5,750,000	4,050,532	5,750,000
Basic and diluted net income (loss) per common stock	$ 0.19	$ 0.41	$ (1.56)	$ 0.51